Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Financial assets
Interest-bearing deposits with banks	$ 66,020	$ 71,086
Securities
Trading	183,300	190,151
Investment, net of applicable allowance	256,618	219,579
Securities	439,918	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	350,803	340,191
Loans, net of applicable allowance
Loans, net	981,380	852,773
Other
Derivatives	150,612	142,450
Deposits
Personal	522,139	441,946
Business and government	839,670	745,075
Bank	47,722	44,666
Deposits	1,409,531	1,231,687
Other
Obligations related to securities sold short	35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	305,321	335,238
Derivatives	163,763	142,629
Subordinated debentures	13,546	11,386
Financial assets classified as FVTPL [member]
Securities
Trading	182,346	180,651
Securities	182,346	180,651
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	285,869
Loans, net of applicable allowance
Retail	915	114
Wholesale	6,177	5,629
Loans, net	7,092	5,743
Other
Derivatives	150,612	142,450
Other assets	11,770	7,579
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	53,996	60,856
Securities
Trading	954	9,500
Securities	954	9,500
Loans, net of applicable allowance
Retail		362
Wholesale	2,030	3,619
Loans, net	2,030	3,981
Other
Other assets		5
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	155,118	127,624
Securities	155,118	127,624
Loans, net of applicable allowance
Retail	580	280
Wholesale	1,003	597
Loans, net	1,583	877
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,242	842
Securities	1,242	842
Financial liabilities classified as FVTPL [member]
Deposits
Personal	508	109
Business and government	191	174
Deposits	699	283
Other
Obligations related to securities sold short	35,286	33,651
Derivatives	163,763	142,629
Other liabilities	(1,407)	(937)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	33,799	26,702
Business and government	156,238	137,454
Bank	10,530	11,462
Deposits	200,567	175,618
Other
Obligations related to assets sold under repurchase agreements and securities loaned	270,663	298,679
Other liabilities		11
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	12,024	10,230
Securities
Investment, net of applicable allowance	96,336	83,667
Securities	96,336	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	66,492	54,322
Loans, net of applicable allowance
Retail	619,320	542,480
Wholesale	345,561	268,843
Loans, net	964,881	811,323
Other
Other assets	50,093	68,450
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	490,170	412,886
Business and government	684,748	605,260
Bank	37,183	33,160
Deposits	1,212,101	1,051,306
Other
Obligations related to assets sold under repurchase agreements and securities loaned	34,658	36,559
Other liabilities	69,850	92,441
Subordinated debentures	13,602	11,213
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	66,020	71,086
Securities
Trading	183,300	190,151
Investment, net of applicable allowance	256,618	219,579
Securities	439,918	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	350,803	340,191
Loans, net of applicable allowance
Retail	623,593	567,132
Wholesale	357,787	285,641
Loans, net	981,380	852,773
Other
Derivatives	150,612	142,450
Other assets	61,863	76,034
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	12,024	10,230
Securities
Investment, net of applicable allowance	100,258	91,113
Securities	100,258	91,113
Assets purchased under reverse repurchase agreements and securities borrowed	66,492	54,322
Loans, net of applicable allowance
Retail	622,098	566,376
Wholesale	348,577	275,796
Loans, net	970,675	842,172
Other
Other assets	50,093	68,450
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	66,020	71,086
Securities
Trading	183,300	190,151
Investment, net of applicable allowance	252,696	212,133
Securities	435,996	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	350,803	340,191
Loans, net of applicable allowance
Retail	620,815	543,236
Wholesale	354,771	278,688
Loans, net	975,586	821,924
Other
Derivatives	150,612	142,450
Other assets	61,863	76,034
Financial liabilities at carrying amount [member]
Deposits
Personal	522,139	441,946
Business and government	839,670	745,075
Bank	47,722	44,666
Deposits	1,409,531	1,231,687
Other
Obligations related to securities sold short	35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	305,321	335,238
Derivatives	163,763	142,629
Other liabilities	68,190	91,613
Subordinated debentures	13,546	11,386
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	487,832	415,135
Business and government	683,241	607,447
Bank	37,192	33,204
Deposits	1,208,265	1,055,786
Other
Obligations related to assets sold under repurchase agreements and securities loaned	34,658	36,559
Other liabilities	69,597	92,539
Subordinated debentures	13,546	11,386
Financial liabilities at fair value [member]
Deposits
Personal	524,477	439,697
Business and government	841,177	742,888
Bank	47,713	44,622
Deposits	1,413,367	1,227,207
Other
Obligations related to securities sold short	35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	305,321	335,238
Derivatives	163,763	142,629
Other liabilities	68,443	91,515
Subordinated debentures	$ 13,602	$ 11,213